Leases - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Operating Leased Assets [Line Items]
Number of Real Estate Properties | ft²	20
Operating leases liabilities	$ 23.8	$ 3.2
Operating Lease payments use	10.8	7.4
Depreciation	14.2	7.9	$ 7.6
Finance lease Interest expense	0.3	0.2	0.4
Finance lease Payments	9.7	5.9
Operating sub lease payments to be received 2021	9.4
Operating sub lease payments to be received 2022	4.8
Network Equipment Under Finance Lease [Member]
Operating Leased Assets [Line Items]
Depreciation	$ 8.4	$ 5.5	$ 5.7
Maximum [Member]
Operating Leased Assets [Line Items]
Lessee operating lease remaining lease term	9 years 2 months 12 days
Lessee operating lease option to extend term	5 years
Finance lease term of contract	36 months
Minimum [Member]
Operating Leased Assets [Line Items]
Lessee operating lease remaining lease term	12 months
Lessee operating lease option to extend term	2 years
Finance lease term of contract	32 months